Business Combination (Details) - USD ($)	Feb. 04, 2021	Nov. 01, 2021
Disclosure of contingent liabilities in business combination [text block] [Abstract]
Shares issued (in Dollars)	$ 43,700
Per share value (in Shares)	7.5
Consideration percentage	51.00%
Equity interest percentage		100.00%